COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum lease payments under such operating leases are as follows:

Year ending
December 31,

2017	1,929
2018	740
2019	582
2020	334
2021	13
$3,598